Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	6/2/2013 - 7/31/13
Distribution Date	08/15/13
Transaction Month	1
30/360 Days	48
Actual/360 Days	49

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 1, 2013
Closing Date:		June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$348,000,000.00	1.0000000	$249,011,124.88	0.7155492	$98,988,875.12
Class A-2 Notes	$455,000,000.00	1.0000000	$455,000,000.00	1.0000000	$-
Class A-3 Notes	$431,000,000.00	1.0000000	$431,000,000.00	1.0000000	$-
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$1,503,160,000.00	1.0000000	$1,404,171,124.88	0.9341461	$98,988,875.12

Weighted Avg. Coupon (WAC)	3.53%		3.52%
Weighted Avg. Remaining Maturity (WARM)	56.05		54.28
Pool Receivables Balance	$1,547,772,942.62		$1,453,442,618.30
Remaining Number of Receivables	80,923		78,762

Adjusted Pool Balance	$1,514,531,732.70		$1,422,705,145.53

III. COLLECTIONS

Principal:
Principal Collections	$94,079,676.50
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$67,064.48
Total Principal Collections	$94,146,740.98

Interest:
Interest Collections	$8,708,625.56
Late Fees & Other Charges	$112,638.51
Interest on Repurchase Principal	$-
Total Interest Collections	$8,821,264.07

Collection Account Interest	$219.12
Reserve Account Interest	$18.59
Servicer Advances	$-

Total Collections	$102,968,242.76

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	6/2/2013 - 7/31/13
Distribution Date	08/15/13
Transaction Month	1
30/360 Days	48
Actual/360 Days	49

IV. DISTRIBUTIONS

Total Collections					$102,968,242.76
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$102,968,242.76
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$2,536,627.88		$2,536,627.88	$2,536,627.88
Collection Account Interest					$219.12
Late Fees & Other Charges					$112,638.51
Total due to Servicer					$2,649,485.51

2. Class A Noteholders Interest:
Class A-1 Notes		$118,416.67		$118,416.67
Class A-2 Notes		$321,533.33		$321,533.33
Class A-3 Notes		$408,013.33		$408,013.33
Class A-4 Notes		$225,822.53		$225,822.53

Total Class A interest:		$1,073,785.86		$1,073,785.86	$1,073,785.86

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$52,722.00		$52,722.00	$52,722.00

5. Second Priority Principal Distribution:		$6,254,854.47		$6,254,854.47	$6,254,854.47

6. Class C Noteholders Interest:		$93,229.20		$93,229.20	$93,229.20

7. Third Priority Principal Distribution:		$40,890,000.00		$40,890,000.00	$40,890,000.00

8. Class D Noteholders Interest:		$110,145.07		$110,145.07	$110,145.07

Available Funds Remaining:					$51,844,020.65

9. Regular Principal Distribution Amount:					$51,844,020.65

		Distributable Amount		Paid Amount
Class A-1 Notes				$98,988,875.12
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$103,172,830.46		$98,988,875.12
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$103,172,830.46		$98,988,875.12

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$33,241,209.92
Beginning Period Amount	$33,241,209.92
Current Period Amortization	$2,503,737.15
Ending Period Required Amount	$30,737,472.77
Ending Period Amount	$30,737,472.77
Next Distribution Date Required Amount	$29,523,906.62

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	6/2/2013 - 7/31/13
Distribution Date	08/15/13
Transaction Month	1
30/360 Days	48
Actual/360 Days	49

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$11,371,732.70	$18,534,020.65	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool		0.75%	1.22%	1.50%
Overcollateralization as a % of Current Adjusted Pool		0.75%	1.30%	1.60%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.21%	78,140	99.12%	$1,440,649,647.19
30 - 60 Days	0.68%	539	0.76%	$11,090,797.58
61 - 90 Days	0.11%	83	0.12%	$1,702,173.53
91 + Days	0.00%	0	0.00%	$-
		78,762		$1,453,442,618.30
Total
Delinquent Receivables 61 + days past due	0.11%	83	0.12%	$1,702,173.53
Delinquency Ratio 61+ for 1st Preceding Collection Period
Delinquency Ratio 61+ for 2nd Preceding Collection Period
Three-Month Average Delinquency Ratio	0.11%		0.12%

Repossession in Current Period		20		$442,264.28
Repossession Inventory		17		$282,748.89

Charge-Offs
Gross Principal of Charge-Off for Current Period				$250,647.82
Recoveries				$(67,064.48)
Net Charge-offs for Current Period				$183,583.34

Beginning Pool Balance for Current Period				$1,547,772,942.62

Net Loss Ratio				0.14%
Net Loss Ratio for 1st Preceding Collection Period
Net Loss Ratio for 2nd Preceding Collection Period
Three-Month Average Net Loss Ratio for Current Period				0.14%

Cumulative Net Losses for All Periods				$183,583.34
Cumulative Net Losses as a % of Initial Pool Balance				0.01%

Principal Balance of Extensions				$12,202,260.17
Number of Extensions				540

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